Trade receivables	12 Months Ended
Dec. 31, 2021
Trade receivables
Disclosure of trade and other receivables. [text block]

19.	Trade receivables

	As of December 31,
	2020	2021
	RMB’000	RMB’000
Trade receivables, gross	182,955	336,136
Less: loss allowance	(18,363)	(54,023)
	164,592	282,113

Trade receivables are generally due for settlement within 30 days, except for those of IVD product sales up to 12 months. As of December 31, 2020 and 2021, majority of the trade receivables are aged within one year. The expected credit losses of trade receivables and the Group’s exposure to credit risk are disclosed in Note 3.1(b).